Retirement Benefit Arrangements	12 Months Ended
Dec. 31, 2017
Disclosure - Retirement Benefit Arrangements [Abstract]
Retirement Benefit Arrangements
16. Retirement Benefit Arrangements
For employee retirement benefits, the Company maintains certain defined contributions plans and other active and frozen defined benefit plans. The majority of the defined benefit obligation at December 31, 2017 relates to the active defined benefit plan for the Company’s Zurich office employees (the Zurich Plan).
Defined Contribution Plans
Contributions are made by the Company, and in some locations, these contributions are supplemented by the local plan participants. Contributions are based on a percentage of the participant’s base salary depending upon competitive local market practice and vesting provisions meeting legal compliance standards and market trends. The accumulated benefits for the majority of these plans vest immediately or over a four-year period. As required by law, certain retirement plans also provide for death and disability benefits and lump sum indemnities to employees upon retirement.
The Company incurred expenses for these defined contribution arrangements of $11 million, $13 million and $13 million for the years ended December 31, 2017, 2016 and 2015, respectively, included within Other expenses in the Company's Consolidated Statements of Operations.
Active Defined Benefit Plan
The Company maintains the Zurich Plan, which is classified as a hybrid plan and accounted for as a defined benefit plan under U.S. GAAP. At December 31, 2017 and 2016, the funded status of the Zurich Plan was as follows (in thousands of U.S. dollars):

	2017	2016
Funded status
Unfunded pension obligation at beginning of year	$57,941	$50,405
Change in pension obligation
Service cost	7,510	6,906
Interest cost	1,295	1,501
Plan participants’ contributions	2,905	2,704
Actuarial loss	1,483	8,467
Plan amendments	—	85
Benefits paid	(2,097)	1,756
Foreign currency adjustments	7,489	(5,965)
Change in pension obligation	18,585	15,454
Change in fair value of plan assets
Actual return on plan assets	1,131	2,011
Employer contributions	5,361	5,319
Plan participants’ contributions	2,905	2,704
Benefits paid	(2,097)	1,756
Foreign currency adjustments	4,884	(3,872)
Change in fair value of plan assets	12,184	7,918
Funded status
Unfunded pension obligation at end of year	$64,342	$57,941
Additional information:
Projected benefit obligation at end of year	$185,154	$166,569
Accumulated pension obligation at end of year	172,806	156,803
Fair value of plan assets at end of year	120,812	108,628

At December 31, 2017 and 2016, the funded status was included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets. The total amounts recognized in Accumulated other comprehensive loss at December 31, 2017 and 2016 were $34 million (net of $10 million of taxes) and $32 million (net of $9 million of taxes), respectively.
The net periodic benefit cost for the years ended December 31, 2017, 2016 and 2015 was $11 million, $10 million and $10 million, respectively.
The investment strategy of the Zurich Plan’s Pension Committee is to achieve a consistent long-term return, which will provide sufficient funding for future pension obligations while limiting risk. The expected long-term rate of return on plan assets is based on the expected asset allocation and assumptions concerning long-term interest rates, inflation rates and risk premiums for equities above the risk-free rates of return. These assumptions take into consideration historical long-term rates of return for the relevant asset categories. The investment strategy is reviewed regularly.
The fair value of the Zurich Plan’s assets at December 31, 2017 and 2016 were insured funds and cash (Level 2) of $121 million and $109 million, respectively. The insured funds comprise the accumulated pension plan contributions and investment returns thereon, which are held in an insurance arrangement that provides at least a guaranteed minimum investment return. The insured funds are held by a collective foundation of AXA Life Ltd. and are guaranteed under the insurance arrangement.
The assumptions used to determine the Zurich Plan’s pension obligation and net periodic benefit cost for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017		2016		2015
	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost
Discount rate	0.75%	0.75%	0.75%	1.00%	1.00%	1.25%
Expected return on plan assets	—	0.75%	—	1.00%	—	1.25%
Rate of compensation increase	2.25%	2.00%	2.00%	2.25%	2.25%	2.25%

At December 31, 2017, estimated employer contributions to be paid in 2018 related to the Zurich Plan were $5 million and future benefit payments were estimated to be paid as follows (in thousands of U.S. dollars):

Year	Amount
2018	$4,751
2019	4,657
2020	4,666
2021	5,754
2022	5,721
2023 to 2027	36,040

The Company does not believe that any of the Zurich Plan’s assets will be returned to the Company during 2018.